Investment In Associate (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Associate [Abstract]
Schedule of proportional share in the associate
	Assets	Liabilities	Revenues	Expenses
	$	$	$	$
Year ended December 31, 2021
Current	1,078,019	120,569	-	-
Non-current	751,065	-	-	-
Loss from operating expenses	-	-	-	(755,943)
	1,829,084	120,569	-	(755,943)

Year ended December 31, 2022
Current	609,704	39,259	-	-
Non-current	729,261	-	-	-
Loss from operating expenses	-	-	-	(415,769)
	1,338,965	39,259	-	(415,769)

The Company’s percentage ownership				33.71%

Schedule of investment in associate continuity summary
Investment in associate
$
Balance, December 31, 2020	451,221

Adjustments to carrying value:
Proportionate share of net loss	(260,055)
Adjustment to investment in Group 11	469,320
Dilution loss	(95,680)
Currency translation adjustment	(466)
Balance, December 31, 2021	564,340

Adjustments to carrying value:
Proportionate share of net loss through June 30	(143,286)
Adjustment to investment in Group 11 through June 30	15,675
Write-off of investment	(443,614)
Currency translation adjustment	6,885
Balance, December 31, 2022	-